Income taxes - Significant components of deferred tax assets and liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥ 17,988	¥ 16,862
Investments in subsidiaries and affiliates	100,100	112,030
Valuation of financial instruments	65,158	60,776
Accrued pension and severance costs	21,854	16,190
Other accrued expenses and provisions	84,268	96,202
Operating losses	406,440	435,122
Other	8,408	5,644
Gross deferred tax assets	704,216	742,826
Less-Valuation allowance	(519,492)	(543,489)	¥ (565,103)	¥ (490,603)
Total deferred tax assets	184,724	199,337
Deferred tax liabilities
Investments in subsidiaries and affiliates	125,752	121,874
Valuation of financial instruments	46,684	49,873
Undistributed earnings of foreign subsidiaries	947	711
Valuation of fixed assets	18,042	19,165
Other	5,840	6,822
Total deferred tax liabilities	197,265	198,445
Net deferred tax assets (liabilities)	¥ (12,541)	¥ 892